UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace LLP
Address:  13th Floor, The Adelphi, 1/11 John Adam St., London WC2N 6HT

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher Messiana
Title: Head of North American Operations - MWNA LP
Phone: 203.625.3200
Signature, Place and Date of Signing:

      November 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    163642 (*1000)

                                                               	 FORM 13F INFORMATION TABLE
                                                       	     VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS    SOLE  SHARED  NONE
  -------------------------- ---------------- ---------     -------- -------- --- ----       -------- --------- -------- -------- -
D	BARRICK GOLD CRP	COMMON STOCK	67901108	60	1636	   SH		SOLE		 1636     0	  0
D	CHINA LIFE-ADR		ADR STOCK	16939P106	1279	23000	   SH	  	SOLE		 23000	  0	  0
D	CHINA MOBILE-ADR	ADR STOCK	16941M109	571	11400	   SH	   	SOLE	 	 11400    0       0
D	CHINA TELECO-ADR	ADR STOCK	169426103	8	200	   SH	 	SOLE		 200	  0       0
D	CLIFFS NATURAL R	COMMON STOCK	18683K101	45	847	   SH		SOLE		 847	  0	  0
D	CNOOC LTD-ADR		ADR STOCK	126132109	11	100	   SH		SOLE	         100	  0	  0
D	DEVON ENERGY CO		COMMON STOCK	25179M103	245	2690	   SH	 	SOLE		 2690	  0	  0
D	GOLDMAN SACHS GP	COMMON STOCK	38141G104	6316	49344	   SH		SOLE		 49344	  0	  0
D	INFOSYS TECH-ADR	ADR STOCK	456788108	340	10200	   SH		SOLE	         10200	  0	  0
D	ISHARES-RUS 2000	ETF STOCK	464287655	2297	33775	   SH		SOLE		 33775	  0	  0
D	MECHEL-ADR		ADR STOCK	583840103	4392	244525	   SH		SOLE		 244525	  0	  0
D	MORGAN STANLEY		COMMON STOCK	617446448	40343	1754062	   SH		SOLE		 1754062  0	  0
D	QUALCOMM INC		COMMON STOCK	747525103	7709	179400	   SH		SOLE		 179400   0	  0
D	SINA CORP		COMMON STOCK	KYG814771047	1457	41400	   SH		SOLE		 41400	  0	  0
D	SPDR-ENERGY SEL		ETF STOCK	81369Y506	6317	99801	   SH		SOLE		 99801	  0	  0
D	SPDR-FINL SELECT	ETF STOCK	81369Y605	82702	4157960	   SH		SOLE		 4157960  0	  0
D	STERLITE IND-ADR	ADR STOCK	859737207	1121	124445	   SH		SOLE		 124445   0	  0
D	Streamserve		COMMON STOCK	GB0000000666	1377	1377410	   SH		SOLE		 1377410  0	  0
D	UNITED STATES OI	COMMON STOCK	91232N108	1455	17737	   SH		SOLE		 17737	  0	  0
D	US STEEL CORP		COMMON STOCK	912909108	54	690	   SH		SOLE		 690	  0	  0
D	VALE R DOCE-ADR		ADR STOCK	204412209	43	2266	   SH		SOLE		 2266	  0	  0
D	VIMPELCOM-ADR		ADR STOCK	68370R109	2594	127802	   SH		SOLE		 127802	  0	  0
D	VIRGIN MEDIA INC	COMMON STOCK	92769L101	8	1053	   SH		SOLE		 1053	  0	  0
D	VIVO-ADR		ADR STOCK	92855S101	2898	700000	   SH		SOLE		 700000	  0	  0
S REPORT SUMMARY                24 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED